Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends payable				$ 1,467.9	$ 655.1	$ 395.4
Dividends paid to common shareholders		$ 654.9	$ 395.4	$ 654.9	$ 395.4	$ 519.0
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid		$ 1.1247	$ 0.6808
Subsequent Event | Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid	$ 2.5140